Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member]	Jun. 30, 2025 $ / shares shares	Jun. 30, 2025 ¥ / shares shares	Jun. 30, 2024 ¥ / shares shares
Class A Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized (in Shares)	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued (in Shares)	16,105,132	16,105,132	14,707,073
Ordinary shares, shares outstanding (in Shares)	16,105,132	16,105,132	14,707,073
Class B Ordinary Shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	$ 0.0001	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	16,816,692	16,816,692	16,816,692
Ordinary shares, shares outstanding (in Shares)	16,816,692	16,816,692	16,816,692